Environmental rehabilitation obligation and other provisions - Assumptions used to calculate the provision (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
European operations
Disclosure of other provisions [line items]
Inflation rate	2.50%	2.50%	2.10%
Discount rate			3.10%
Discount period			23 years
European operations | Minimum
Disclosure of other provisions [line items]
Discount rate	2.10%	2.30%
Discount period	1 year	2 years
European operations | Maximum
Disclosure of other provisions [line items]
Discount rate	3.80%	3.00%
Discount period	26 years	23 years
Australian operations
Disclosure of other provisions [line items]
Inflation rate	2.50%	2.50%	2.80%
Discount rate	4.30%	3.90%	3.70%
Discount period			40 months
Australian operations | Minimum
Disclosure of other provisions [line items]
Discount period	1 year	5 years
Australian operations | Maximum
Disclosure of other provisions [line items]
Discount period	18 years	19 years
Total SA gold | South Africa
Disclosure of other provisions [line items]
Inflation rate	6.50%	7.00%	7.00%
Total SA gold | South Africa | Minimum
Disclosure of other provisions [line items]
Discount rate	6.30%	8.30%	8.90%
Discount period	1 year	1 year	1 year
Total SA gold | South Africa | Maximum
Disclosure of other provisions [line items]
Discount rate	9.10%	11.10%	12.30%
Discount period	26 years	25 years	25 years
PGM operations | South Africa
Disclosure of other provisions [line items]
Inflation rate	6.50%	7.00%	7.00%
PGM operations | South Africa | Minimum
Disclosure of other provisions [line items]
Discount rate	6.30%	8.30%	8.90%
Discount period	1 year	1 year	1 year
PGM operations | South Africa | Maximum
Disclosure of other provisions [line items]
Discount rate	8.90%	11.10%	12.30%
Discount period	45 years	45 years	48 years
PGM operations | United States
Disclosure of other provisions [line items]
Inflation rate	3.50%	3.50%	3.50%
Discount rate	4.80%	4.80%	4.00%
PGM operations | United States | Minimum
Disclosure of other provisions [line items]
Discount period	31 years	25 years	31 years
PGM operations | United States | Maximum
Disclosure of other provisions [line items]
Discount period	66 years	35 years	46 years